State Street My2032 Municipal Bond ETF Expense Example - State Street My2032 Municipal Bond ETF - State Street My2032 Municipal Bond ETF	Sep. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64